Accrued liabilities and other liabilities - Schedule of Product Warranty Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accrued liabilities and other liabilities
Accrued warranty-beginning of year	$ 582	$ 878
Accrual for warranties issued during the year	6,889	2,598
Warranty claims paid	(3,172)	(2,512)
Warranty expired	(224)	(878)
Foreign currency translation adjustment	71	496
Accrued warranty-end of year	$ 4,146	$ 582